Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.89%
Alabama: 2.49%
Education revenue: 0.33%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$1,008,837
University of West Alabama (AGM Insured)	4.00	1-1-2033	595,000	609,253
University of West Alabama (AGM Insured)	4.00	1-1-2035	865,000	885,990
University of West Alabama (AGM Insured)	4.00	1-1-2037	920,000	932,413
				3,436,493
Utilities revenue: 2.16%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,080,790
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,171,227
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	3,000,000	3,217,060
Southeast Alabama Gas Supply District Series Aøø	5.00	8-1-2054	3,000,000	3,207,488
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	993,571
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,309,605
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,288,795
				22,268,536
				25,705,029
Alaska: 0.38%
Housing revenue: 0.38%
Borough of Matanuska-Susitna State of Alaska Department of Administration	4.00	9-1-2030	3,870,000	3,897,900
Arizona: 1.64%
Education revenue: 0.29%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	334,888
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	343,287
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	310,437
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	336,967
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	238,808
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	216,813
Pima County Community College District	5.00	7-1-2035	600,000	650,048
Pima County Community College District	5.00	7-1-2036	500,000	538,717
				2,969,965
GO revenue: 0.06%
Estrella Mountain Ranch Community Facilities District (AGM Insured)	5.00	7-15-2025	585,000	594,084
Health revenue: 0.07%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	363,039
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	375,450
				738,489
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.56%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00%	7-1-2040	$5,000,000	$4,972,986
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	5.00	7-1-2024	190,000	190,569
State of Arizona COP	5.00	9-1-2027	600,000	613,563
				5,777,118
Tax revenue: 0.47%
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2027	450,000	451,292
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2028	700,000	702,010
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2034	3,680,000	3,690,565
				4,843,867
Utilities revenue: 0.19%
Coconino County Pollution Control Corp. Nevada Power Co. Series Bøø	3.75	3-1-2039	2,000,000	1,986,521
				16,910,044
Arkansas: 0.23%
Miscellaneous revenue: 0.23%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	508,992
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,021,048
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	865,534
				2,395,574
California: 4.56%
GO revenue: 1.67%
Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,596,900
Compton Community College District Series C CAB¤	0.00	8-1-2029	1,565,000	1,326,999
Compton Community College District Series C CAB¤	0.00	8-1-2031	2,400,000	1,910,697
New Haven Unified School District (AGC Insured)¤	0.00	8-1-2033	5,590,000	4,166,815
Patterson Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2033	3,000,000	2,193,519
Rio Hondo Community College District Series C¤	0.00	8-1-2030	2,315,000	1,908,664
Sylvan Union School District (AGM Insured)¤	0.00	8-1-2031	2,590,000	2,036,826
Sylvan Union School District (AGM Insured)¤	0.00	8-1-2032	2,800,000	2,133,501
				17,273,921
Housing revenue: 0.09%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	930,442	920,369
Industrial development revenue: 0.05%
California Municipal Finance Authority Chevron USA, Inc. Series Aø	4.30	11-1-2035	500,000	500,000
Miscellaneous revenue: 0.05%
Gold Coast Transit District COP	5.00	7-1-2027	520,000	547,690
Transportation revenue: 0.96%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.89	4-1-2036	9,810,000	9,860,374
See accompanying notes to portfolio of investments
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.64%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00%	7-1-2053	$4,000,000	$4,227,228
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,508,512
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	863,737
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	612,630
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,257,260
City of Victorville Electric Revenue Series A	5.00	5-1-2033	500,000	578,102
City of Victorville Electric Revenue Series A	5.00	5-1-2034	500,000	578,359
Los Angeles Department of Water & Power System Revenue Series A-4ø	4.40	7-1-2035	1,000,000	1,000,000
M-S-R Energy Authority Series B	7.00	11-1-2034	2,035,000	2,561,776
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,776,574
				16,964,178
Water & sewer revenue: 0.10%
Eastern Municipal Water District Series Aø	4.20	7-1-2046	1,000,000	1,000,000
				47,066,532
Colorado: 1.47%
Airport revenue: 0.33%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2039	1,295,000	1,491,218
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	767,010
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	649,663
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	567,626
				3,475,517
GO revenue: 0.23%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,348,343
Tax revenue: 0.26%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	941,908
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	643,817
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,090,721
				2,676,446
Utilities revenue: 0.60%
Public Authority for Colorado Energy	6.50	11-15-2038	5,000,000	6,181,912
Water & sewer revenue: 0.05%
Central Weld County Water District (AGM Insured)	4.00	12-1-2033	500,000	530,292
				15,212,510
Connecticut: 1.92%
Education revenue: 0.50%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2029	480,000	487,039
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2030	$1,745,000	$1,769,779
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	3,000,000	2,957,198
				5,214,016
GO revenue: 0.93%
City of Bridgeport Series A	5.00	6-1-2031	1,855,000	2,061,463
State of Connecticut Series B	4.00	6-1-2034	750,000	806,341
State of Connecticut Series F	5.00	11-15-2032	300,000	307,136
Town of Hamden (AGM Insured)	5.00	8-15-2033	1,100,000	1,271,989
Town of Hamden Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,072,439
Town of Hamden Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,267,167
Town of Hamden Series A (BAM Insured)	5.00	8-15-2029	500,000	536,803
Town of Hamden Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,285,591
				9,608,929
Health revenue: 0.29%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	1,000,309
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	1,969,353
				2,969,662
Tax revenue: 0.20%
State of Connecticut Special Tax Revenue Series A	4.00	9-1-2036	1,000,000	1,003,750
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2030	1,000,000	1,021,534
				2,025,284
				19,817,891
Delaware: 0.20%
Education revenue: 0.20%
Delaware State EDA Odyssey Charter School Series A144A	6.75	9-1-2035	2,000,000	2,057,159
District of Columbia: 0.44%
Miscellaneous revenue: 0.07%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	778,085
Tax revenue: 0.24%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	749,541
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	674,340
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,032,031
				2,455,912
Transportation revenue: 0.13%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,345,382
				4,579,379
See accompanying notes to portfolio of investments
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 7.14%
Airport revenue: 0.58%
County of Miami-Dade Aviation Revenue Series A	4.00%	10-1-2035	$1,600,000	$1,652,206
County of Miami-Dade Aviation Revenue Series A	5.00	10-1-2041	2,000,000	2,040,037
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,238,100
				5,930,343
Health revenue: 1.23%
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,216,869
Lee Memorial Health System Obligated Group Series A-1	5.00	4-1-2036	4,500,000	4,826,865
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2031	500,000	523,300
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2033	1,645,000	1,719,409
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,500,000	1,434,208
				12,720,651
Miscellaneous revenue: 2.31%
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,107,726
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2033	4,500,000	4,738,210
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2034	600,000	628,622
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2042	500,000	563,213
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2034	2,000,000	2,238,187
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2035	2,000,000	2,228,335
Duval County Public Schools Series B COP	5.00	7-1-2028	2,500,000	2,545,964
Duval County Public Schools Series B COP	5.00	7-1-2029	5,000,000	5,090,088
Monroe County School District Series A COP	5.00	6-1-2034	1,500,000	1,587,201
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,059,125
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.85	5-1-2038	1,000,000	1,028,445
				23,815,116
Tax revenue: 0.31%
Polk County School District	5.00	10-1-2033	2,915,000	3,237,539
Transportation revenue: 0.46%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	403,296
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	427,910
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	636,792
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	553,274
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,486,172
Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,270,295
				4,777,739
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.17%
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00%	10-1-2035	$500,000	$570,870
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2037	1,040,000	1,162,348
				1,733,218
Water & sewer revenue: 2.08%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2031	500,000	549,777
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,044,266
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,409,898
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	956,431
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,325,145
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	442,380
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	228,253
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	913,147
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	1,029,220
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	854,872
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,670,819
				21,424,208
				73,638,814
Georgia: 4.18%
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	505,110
Utilities revenue: 4.13%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,132,513
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,234,868
Development Authority of Burke County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2040	3,000,000	2,894,848
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	6,000,000	5,922,790
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,707,915
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,266,952
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	3,000,000	3,213,899
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,176,551
Main Street Natural Gas, Inc. Series B1øø	5.00	12-1-2054	2,235,000	2,399,227
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,459,484
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,152,774
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	5,000,000	5,340,902
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,548,682
See accompanying notes to portfolio of investments
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00%	1-1-2032	$525,000	$559,282
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	990,213
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2035	600,000	638,033
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	992,107
				42,631,040
				43,136,150
Guam: 0.14%
Miscellaneous revenue: 0.14%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,427,596
Hawaii: 0.11%
Airport revenue: 0.11%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	517,971
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	615,320
				1,133,291
Illinois: 14.41%
Airport revenue: 1.04%
Chicago Midway International Airport Series B	4.00	1-1-2035	2,860,000	2,881,309
Chicago Midway International Airport Series B	5.00	1-1-2046	2,000,000	2,021,433
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,319,921
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,874,533
Chicago O’Hare International Airport Series A	4.00	1-1-2038	1,000,000	1,020,749
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,668,925
				10,786,870
Education revenue: 0.78%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	412,969
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	949,758
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	810,991
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,598,422
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2026	450,000	465,892
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	434,662
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	728,995
Illinois Finance Authority Updated - Wesleyan University	5.00	9-1-2026	680,000	699,480
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 7

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	4.00%	4-1-2029	$400,000	$403,629
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	530,807
				8,035,605
GO revenue: 4.64%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,411,613
Chicago Board of Education Series A	5.00	12-1-2042	1,975,000	1,974,863
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,211,117
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2025	3,380,000	3,159,786
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	4,999,947
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,680,909
City of Chicago Series A	5.00	1-1-2039	1,000,000	1,042,785
City of Chicago Series A	5.50	1-1-2039	4,750,000	5,239,433
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,097,008
Cook County Community College District No. 508	5.25	12-1-2025	1,665,000	1,666,237
Cook County Community College District No. 508	5.25	12-1-2027	1,295,000	1,295,962
Cook County Community College District No. 508	5.25	12-1-2028	1,250,000	1,250,929
Cook County Community College District No. 508	5.25	12-1-2030	3,000,000	3,002,229
Cook County Community College District No. 508	5.25	12-1-2031	3,200,000	3,202,378
County of Cook	5.00	11-15-2034	1,300,000	1,344,794
County of Cook Series A	5.00	11-15-2029	1,000,000	1,038,517
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	457,713
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	299,710
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2033	600,000	680,230
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2038	1,635,000	1,811,681
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	708,924
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	432,052
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	484,889
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	535,572
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2029	525,000	537,094
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2030	600,000	618,678
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2031	625,000	647,370
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2033	500,000	517,560
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2036	570,000	585,042
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2037	525,000	534,906
State of Illinois Series A	5.00	3-1-2033	1,000,000	1,129,686
Stephenson County School District No. 145 Freeport Series A (AGM Insured)	5.00	2-1-2033	285,000	304,967
				47,904,581
See accompanying notes to portfolio of investments
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.33%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00%	8-15-2034	$1,000,000	$1,051,396
Illinois Finance Authority Edward-Elmhurst Healthcare Obligated Group Series A	5.00	1-1-2026	1,000,000	1,029,462
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	810,272
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	555,903
				3,447,033
Housing revenue: 2.35%
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,057,700
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	10,000,000	8,359,079
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	12,800,000	10,176,605
Northern Illinois University (BAM Insured)##	4.00	10-1-2033	1,000,000	1,020,613
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,668,450
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	979,360
Peoria Public Building Commission City School District No. 150 (BAM Insured)	5.00	12-1-2024	1,000,000	1,009,728
				24,271,535
Miscellaneous revenue: 0.24%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.20%)±	4.92	11-1-2034	1,455,000	1,451,490
Northern Illinois University COP (AGM Insured)	5.00	9-1-2024	1,000,000	1,002,542
				2,454,032
Tax revenue: 3.38%
Chicago Transit Authority Sales Tax Receipts Fund	5.25	12-1-2049	3,000,000	3,010,719
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,230,603
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,242,006
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,272,913
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,766,889
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	2,500,000	2,502,084
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2030	4,000,000	4,006,052
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	3,000,000	3,002,823
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,251,073
Sales Tax Securitization Corp. Series A	5.00	1-1-2029	1,000,000	1,092,534
Sales Tax Securitization Corp. Series C	5.00	1-1-2035	2,500,000	2,867,986
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	5,102,911
Southwestern Illinois Development Authority	5.00	3-1-2025	570,000	519,085
				34,867,678
Transportation revenue: 0.43%
Illinois State Toll Highway Authority Series A	5.00	1-1-2037	1,250,000	1,403,650
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,522,387
Illinois State Toll Highway Authority Series B	5.00	1-1-2037	1,500,000	1,500,000
				4,426,037
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 1.22%
City of Chicago Wastewater Transmission Revenue	5.00%	1-1-2027	$2,865,000	$2,871,832
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2032	1,000,000	1,002,479
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2033	1,000,000	1,002,483
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2034	1,000,000	1,002,484
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2039	1,500,000	1,501,533
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2033	2,000,000	2,142,168
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2033	1,000,000	1,008,926
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	2,000,000	2,021,539
				12,553,444
				148,746,815
Indiana: 1.11%
Airport revenue: 0.12%
Indianapolis Local Public Improvement Bond Bank Series I-2	5.00	1-1-2033	1,120,000	1,248,525
Health revenue: 0.35%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,622,251
Housing revenue: 0.29%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.25	2-1-2028	2,000,000	2,043,533
North West Hendricks Multi-Building Corp.	4.00	7-15-2031	900,000	932,894
				2,976,427
Industrial development revenue: 0.25%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,925,000	2,633,568
Utilities revenue: 0.10%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	998,756
				11,479,527
Iowa: 0.53%
Housing revenue: 0.23%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,390,839
Utilities revenue: 0.30%
PEFA, Inc.øø	5.00	9-1-2049	3,000,000	3,071,408
				5,462,247
Kansas: 0.12%
Tax revenue: 0.12%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,875,000	1,206,498
Kentucky: 0.45%
Education revenue: 0.15%
Kentucky Bond Development Corp. Centre College	4.00	6-1-2030	170,000	176,372
Kentucky Bond Development Corp. Centre College	4.00	6-1-2031	260,000	269,462
See accompanying notes to portfolio of investments
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Kentucky Bond Development Corp. Centre College	4.00%	6-1-2032	$230,000	$238,209
Kentucky Bond Development Corp. Centre College	4.00	6-1-2033	180,000	186,480
Kentucky Bond Development Corp. Centre College	4.00	6-1-2035	460,000	475,824
Kentucky Bond Development Corp. Centre College	4.00	6-1-2036	235,000	241,127
				1,587,474
Health revenue: 0.06%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	670,486
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2033	1,300,000	1,319,785
Transportation revenue: 0.11%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,114,692
				4,692,437
Louisiana: 2.18%
Airport revenue: 0.28%
New Orleans Aviation Board Louis Armstrong International Airport (AGM Insured)	5.00	1-1-2035	2,000,000	2,146,278
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2033	750,000	786,364
				2,932,642
Education revenue: 0.60%
Louisiana Public Facilities Authority Loyola University New Orleans CAB	5.00	10-1-2027	3,380,000	3,548,135
Louisiana Public Facilities Authority Loyola University New Orleans CAB	5.00	10-1-2028	2,500,000	2,663,554
				6,211,689
Miscellaneous revenue: 0.16%
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	800,000
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	480,000
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	400,000
				1,680,000
Tax revenue: 0.21%
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,068,873
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,067,601
				2,136,474
Transportation revenue: 0.30%
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2031	1,000,000	1,025,175
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Greater New Orleans Expressway Commission (AGM Insured)	5.00%	11-1-2032	$1,000,000	$1,025,019
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2033	1,000,000	1,024,709
				3,074,903
Water & sewer revenue: 0.63%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,098,672
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	763,027
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	658,074
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2035	400,000	415,640
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2036	325,000	335,869
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2037	335,000	342,735
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	517,750
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	621,345
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2032	1,655,000	1,715,007
				6,468,119
				22,503,827
Maine: 0.82%
Education revenue: 0.52%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2029	1,015,000	1,066,161
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2030	1,200,000	1,262,009
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,489,203
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,564,604
				5,381,977
Health revenue: 0.30%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2036	800,000	818,773
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2037	1,150,000	1,168,389
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2035	1,000,000	1,095,804
				3,082,966
				8,464,943
Maryland: 0.93%
Education revenue: 0.42%
City of Westminster McDaniel College, Inc.	5.00	11-1-2026	2,450,000	2,516,395
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	410,000	410,051
See accompanying notes to portfolio of investments
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00%	6-1-2035	$470,000	$461,340
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	430,691
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	466,330
				4,284,807
GO revenue: 0.29%
County of Baltimore	4.00	3-1-2042	3,000,000	2,975,626
Health revenue: 0.09%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	944,547
Tax revenue: 0.13%
County of Howard Downtown Columbia Development District Series A144A	4.00	2-15-2028	425,000	419,309
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	970,003
				1,389,312
				9,594,292
Massachusetts: 0.11%
Health revenue: 0.11%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2033	525,000	569,675
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2034	500,000	538,623
				1,108,298
Michigan: 2.35%
Airport revenue: 0.14%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	851,036
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	637,452
				1,488,488
Education revenue: 0.38%
Flint International Academy	5.50	10-1-2027	1,625,000	1,624,948
Michigan State University Series B	5.00	2-15-2036	1,325,000	1,441,981
University of Michigan Series Bø	3.63	4-1-2028	835,000	835,000
				3,901,929
GO revenue: 0.35%
County of Kent	5.00	6-1-2030	1,040,000	1,079,076
Pinckney Community Schools (SBLF Insured)	5.00	5-1-2026	2,505,000	2,506,696
				3,585,772
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.30%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00%	12-1-2035	$3,000,000	$3,076,458
Miscellaneous revenue: 0.29%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.00	10-1-2024	3,000,000	2,996,378
Water & sewer revenue: 0.89%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,476,513
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D1 (AGM Insured)	5.00	7-1-2035	2,750,000	2,755,694
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D1 (AGM Insured)	5.00	7-1-2037	2,000,000	2,003,000
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2025	1,000,000	1,003,125
				9,238,332
				24,287,357
Minnesota: 0.15%
Education revenue: 0.10%
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.55	4-1-2037	1,100,000	1,100,000
Health revenue: 0.05%
City of Rochester Mayo Clinicø	3.64	11-15-2047	500,000	500,000
				1,600,000
Mississippi: 0.57%
Health revenue: 0.31%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,063,906
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2038	1,000,000	1,057,096
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,053,466
				3,174,468
Water & sewer revenue: 0.26%
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2026	525,000	531,015
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2027	435,000	439,984
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2034	750,000	758,593
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2035	1,000,000	1,011,457
				2,741,049
				5,915,517
Missouri: 0.44%
Education revenue: 0.23%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,379,782
See accompanying notes to portfolio of investments
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.21%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00%	5-1-2052	$2,000,000	$2,127,890
				4,507,672
Nebraska: 0.12%
Health revenue: 0.12%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,205,814
Nevada: 1.06%
GO revenue: 1.06%
City of Las Vegas Series A	5.00	5-1-2031	1,985,000	1,986,396
Clark County School District Series A	4.00	6-15-2034	5,000,000	5,098,330
Las Vegas Valley Water District Series A	4.00	6-1-2038	3,695,000	3,805,170
				10,889,896
Miscellaneous revenue: 0.00%
City of Las Vegas Special Improvement District No. 607	4.25	6-1-2024	45,000	44,990
				10,934,886
New Hampshire: 0.23%
Housing revenue: 0.23%
New Hampshire Business Finance Authority Series 1A	4.13	1-20-2034	2,342,770	2,282,332
New Hampshire HFA Series E	4.80	7-1-2028	115,000	115,097
				2,397,429
New Jersey: 2.84%
Airport revenue: 0.21%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,185,618
GO revenue: 0.17%
City of Trenton (BAM Insured)	5.00	12-1-2024	1,775,000	1,791,333
Housing revenue: 1.90%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,331,822
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	425,572
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	3,973,243
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	2,320,000	2,394,971
New Jersey TTFA Series A¤	0.00	12-15-2030	2,000,000	1,610,136
New Jersey TTFA Series A	5.00	12-15-2036	2,000,000	2,143,090
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,526,502
North Hudson Sewerage Authority (AGM Insured)	5.00	6-1-2038	1,000,000	1,152,262
				19,557,598
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.56%
New Jersey TTFA Series AA	5.00%	6-15-2036	$2,000,000	$2,221,000
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,571,484
				5,792,484
				29,327,033
New Mexico: 1.35%
GO revenue: 0.12%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,243,667
Industrial development revenue: 0.22%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,247,787
Miscellaneous revenue: 1.01%
Town of Clayton (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,395,067
Town of Clayton (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,014,530
				10,409,597
				13,901,051
New York: 8.60%
Airport revenue: 0.54%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2029	1,160,000	1,263,946
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,092,833
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,218,018
				5,574,797
Education revenue: 1.92%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	2,037,574
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	342,640
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,482,766
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,597,696
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,780,348
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,743,484
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57	2-1-2041	4,140,000	3,935,797
Westchester County Local Development Corp. Pace University Series Bøø	4.48	5-1-2044	1,910,000	1,910,000
				19,830,305
GO revenue: 0.42%
City of New York Series D-1	5.25	5-1-2040	1,500,000	1,708,766
City of Yonkers Series C (AGM Insured)	5.00	3-15-2035	1,000,000	1,148,761
See accompanying notes to portfolio of investments
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Yonkers Series F (BAM Insured)	5.00%	11-15-2035	$425,000	$491,023
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	515,191
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	482,119
				4,345,860
Industrial development revenue: 0.09%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	899,343
Miscellaneous revenue: 0.10%
Suffolk Regional Off-Track Betting Co.%%	5.00	12-1-2034	1,000,000	1,018,580
Tax revenue: 2.81%
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,099,573
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,507,478
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	1,980,901
New York Convention Center Development Corp. Hotel Unit Fee Revenue	5.00	11-15-2028	8,000,000	8,135,538
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,116,622
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,091,315
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	3,112,486
				29,043,913
Transportation revenue: 2.20%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,261,829
Metropolitan Transportation Authority Series B	5.25	11-15-2037	1,000,000	1,003,078
Metropolitan Transportation Authority Series C1	5.25	11-15-2031	11,540,000	11,851,238
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,553,520
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	2,000,000	2,005,924
Metropolitan Transportation Authority Series D-1	5.00	11-15-2030	2,010,000	2,057,009
				22,732,598
Utilities revenue: 0.20%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	2,033,475
Water & sewer revenue: 0.32%
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1ø	4.63	6-15-2048	1,000,000	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4ø	4.50	6-15-2049	2,000,000	2,000,000
Western Nassau County Water Authority Series A	5.00	4-1-2028	300,000	304,335
				3,304,335
				88,783,206
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 1.91%
Education revenue: 0.59%
Northeast Ohio Medical University (BAM Insured)	5.00%	12-1-2032	$315,000	$351,237
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	990,417
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,121,415
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,152,818
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,341,427
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,184,618
				6,141,932
Health revenue: 0.11%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,124,846
Housing revenue: 0.28%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2025	500,000	513,873
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	616,154
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,281,817
RiverSouth Authority Series A	5.75	12-1-2027	470,000	470,056
				2,881,900
Miscellaneous revenue: 0.10%
Warrensville Heights City School District Series B COP (BAM Insured)	4.00	12-1-2037	1,000,000	982,634
Tobacco revenue: 0.21%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	2,120,106
Utilities revenue: 0.62%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	736,473
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,034,388
Cleveland Department of Public Utilities Division of Public Power (AGM Insured)	5.00	11-15-2033	625,000	673,784
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	3,000,000	3,026,432
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	954,359
				6,425,436
				19,676,854
Oklahoma: 3.58%
Education revenue: 0.07%
Oklahoma State University Series A	4.00	9-1-2036	750,000	764,735
Housing revenue: 3.27%
Cache Educational Facilities Authority Comanche County Independent School District No. 1 Series A	5.00	9-1-2025	3,055,000	3,116,959
See accompanying notes to portfolio of investments
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00%	9-1-2027	$2,000,000	$2,067,444
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,257,094
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2026	1,000,000	1,043,252
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2027	1,000,000	1,047,675
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2028	1,285,000	1,344,250
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	735,631
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	422,545
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	264,194
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	712,032
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,730,491
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2026	1,230,000	1,281,114
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,292,623
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,021,632
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,271,413
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2025	500,000	509,655
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,183,804
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	2,991,126
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	2,989,474
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2030	500,000	547,649
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2031	520,000	570,020
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2032	550,000	602,702
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2032	450,000	470,279
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2033	800,000	832,186
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2034	625,000	648,601
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2035	810,000	834,475
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00%	9-1-2036	$1,000,000	$1,020,644
Tulsa County Industrial Authority Independent School District No. 13 Glenpool Series A	5.00	9-1-2025	880,000	899,437
				33,708,401
Tax revenue: 0.24%
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2027	1,140,000	1,168,277
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,296,377
				2,464,654
				36,937,790
Oregon: 0.43%
Airport revenue: 0.13%
Port of Portland Airport Revenue Series 2023-XL0443	5.00	7-1-2037	705,000	778,310
Port of Portland Airport Revenue Series 26-A	4.00	7-1-2037	565,000	579,355
				1,357,665
Health revenue: 0.30%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,519,790
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,534,218
				3,054,008
				4,411,673
Pennsylvania: 10.98%
Airport revenue: 0.08%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2028	315,000	334,361
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	477,157
				811,518
Education revenue: 0.44%
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	1,230,000	1,235,453
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2026	885,000	884,390
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	662,153
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00	5-1-2026	475,000	475,725
State Public School Building Authority Community College Of Philadelphia Series A	5.00	6-15-2025	1,250,000	1,266,100
				4,523,821
GO revenue: 4.61%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,154,032
City of Philadelphia Series A	5.00	8-1-2033	2,020,000	2,133,810
City of Philadelphia St. Joseph’s University Series A	4.00	5-1-2037	1,115,000	1,152,988
See accompanying notes to portfolio of investments
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Reading Series A (BAM Insured)	5.00%	11-1-2026	$1,000,000	$1,044,690
McKeesport Area School District Series A (AGM Insured)	4.00	10-1-2035	5,505,000	5,617,854
Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,452,144
Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,008,237
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,114,328
Reading School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,076,786
Reading School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,789,990
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,505,344
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2039	2,000,000	2,026,744
School District of Philadelphia Series C	5.00	9-1-2033	6,180,000	6,789,216
School District of Philadelphia Series F	5.00	9-1-2028	5,000,000	5,152,007
School District of Philadelphia Series F	5.00	9-1-2029	5,000,000	5,141,518
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,270,776
School District of Philadelphia Series F	5.00	9-1-2032	2,595,000	2,653,398
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	539,659
				47,623,521
Health revenue: 1.76%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	2,028,901
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	5.00	7-15-2025	155,000	157,955
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2025	1,340,000	1,348,585
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2026	1,370,000	1,378,821
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2027	1,225,000	1,233,484
Cumberland County Municipal Authority Penn State Health Obligated Group	4.00	11-1-2044	1,190,000	1,139,635
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2036	2,505,000	2,747,282
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	1,007,093
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2037	2,540,000	2,557,643
Pennsylvania EDFA UPMC Obligated Group Series A1	5.00	4-15-2031	1,000,000	1,106,011
Pennsylvania EDFA UPMC Obligated Group Series A1	5.00	4-15-2034	1,650,000	1,826,534
Pennsylvania EDFA UPMC Obligated Group Series A1	5.00	4-15-2035	1,450,000	1,601,529
				18,133,473
Housing revenue: 1.56%
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,530,846
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,870,242
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,926,019
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,990,000	2,133,320
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	343,404
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00%	12-1-2026	$645,000	$651,364
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	363,623
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,798,554
State Public School Building Authority School District of Philadelphia Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,175,635
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	803,966
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	502,387
				16,099,360
Miscellaneous revenue: 0.71%
Commonwealth of Pennsylvania Series A	5.00	7-1-2029	480,000	517,463
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,150,700
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,626,783
				7,294,946
Tax revenue: 0.23%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	758,254
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2034	750,000	810,651
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	807,163
				2,376,068
Tobacco revenue: 0.80%
Commonwealth Financing Authority	5.00	6-1-2027	2,500,000	2,617,623
Commonwealth Financing Authority	5.00	6-1-2028	2,500,000	2,661,521
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	3,000,000	3,016,785
				8,295,929
Transportation revenue: 0.45%
Pennsylvania Turnpike Commission Series E CAB (AGM Insured)	6.00	12-1-2030	4,220,000	4,692,080
Water & sewer revenue: 0.34%
Capital Region Water Revenue	5.00	7-15-2030	1,500,000	1,623,304
City of Philadelphia Water & Wastewater Revenue Series B	5.00	11-1-2033	1,760,000	1,877,750
				3,501,054
				113,351,770
South Carolina: 1.76%
Education revenue: 0.58%
South Carolina Jobs-EDA Furman University	5.00	10-1-2028	700,000	712,536
See accompanying notes to portfolio of investments
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
South Carolina Jobs-EDA Furman University	5.00%	10-1-2030	$1,885,000	$1,916,010
South Carolina Jobs-EDA Furman University	5.00	10-1-2031	2,155,000	2,189,196
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.00	11-1-2033	1,090,000	1,108,487
				5,926,229
Miscellaneous revenue: 0.10%
Laurens County School District No. 055	5.00	12-1-2025	1,000,000	1,023,663
Utilities revenue: 1.08%
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2036	6,385,000	7,280,489
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2037	3,445,000	3,895,544
				11,176,033
				18,125,925
Tennessee: 1.28%
Airport revenue: 0.27%
Metropolitan Nashville Airport Authority Series A	5.25	7-1-2047	2,500,000	2,765,611
Housing revenue: 0.10%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,012,966
Utilities revenue: 0.91%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,205,822
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,613,654
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,640,325
				9,459,801
				13,238,378
Texas: 6.35%
Airport revenue: 1.24%
City of Houston Airport System Revenue Series D	5.00	7-1-2033	3,010,000	3,270,077
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,165,375
Dallas Fort Worth International Airport	4.00	11-1-2045	3,245,000	3,152,961
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,613,698
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	1,630,000	1,583,768
				12,785,879
GO revenue: 2.24%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,323,818
City of Eagle Pass (AGM Insured)	4.00	3-1-2037	695,000	719,943
City of San Antonio	5.00	8-1-2036	3,990,000	4,301,035
County of Denton	5.00	7-15-2030	1,000,000	1,003,482
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,070,323
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,192,751
Crane County Water District	5.00	2-15-2026	1,000,000	1,015,687
Crane County Water District	5.00	2-15-2030	1,130,000	1,142,125
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Crane County Water District	5.00%	2-15-2031	$1,000,000	$1,010,730
El Paso County Hospital District	5.00	8-15-2028	2,045,000	2,046,545
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,302,167
San Antonio Independent School District	5.00	8-15-2037	2,000,000	2,029,244
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	711,610
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,224,627
				23,094,087
Health revenue: 0.92%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series 3ø	3.65	10-1-2045	7,000,000	7,000,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,444,671
				9,444,671
Housing revenue: 0.05%
Austin Community College District Public Facility Corp. Series C	5.00	8-1-2030	500,000	534,481
Miscellaneous revenue: 0.10%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,018,879
Tax revenue: 0.15%
Old Spanish Trail-Alemda Corridors RDA City of Houston TX Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,563,822
Transportation revenue: 0.78%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,612,877
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2035	3,000,000	3,239,431
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,235,310
				8,087,618
Utilities revenue: 0.65%
City of Brownsville Utilities System Revenue	5.00	9-1-2026	2,190,000	2,241,902
City of Brownsville Utilities System Revenue	5.00	9-1-2029	1,500,000	1,542,674
City of Brownsville Utilities System Revenue	5.00	9-1-2030	2,500,000	2,572,853
City of Weatherford Utility System Revenue (AGM Insured)	5.00	9-1-2026	375,000	383,865
				6,741,294
Water & sewer revenue: 0.22%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,215,863
Trinity River Authority	4.00	2-1-2027	1,000,000	1,000,421
				2,216,284
				65,487,015
See accompanying notes to portfolio of investments
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 0.53%
Education revenue: 0.07%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50%	6-15-2027	$715,000	$693,599
Health revenue: 0.12%
County of Utah Intermountain Healthcare Obligated Group Series Eø	3.60	5-15-2051	1,225,000	1,225,000
Housing revenue: 0.34%
Utah Housing Corp. University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (GNMA / FNMA / FHLMC Insured)	4.05	1-1-2039	1,270,000	1,268,232
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,619,340
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	672,041
				3,559,613
				5,478,212
Virginia: 0.16%
Tax revenue: 0.16%
Greater Richmond Convention Center Authority	5.00	6-15-2025	1,000,000	1,019,023
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	386,000	135,100
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	445,900
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				1,604,453
Washington: 4.06%
Education revenue: 0.10%
Washington EDFA Biomedical Research Properties I	5.00	6-1-2028	1,000,000	1,001,798
GO revenue: 1.89%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	809,125
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,655,130
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,875,827
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	2,989,456
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,230,049
				19,559,587
Health revenue: 0.25%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2028	1,350,000	1,373,970
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,202,385
				2,576,355
Housing revenue: 1.38%
King County Housing Authority	4.00	6-1-2026	560,000	563,401
King County Housing Authority	4.00	12-1-2026	430,000	434,216
King County Housing Authority	4.00	6-1-2027	590,000	597,382
King County Housing Authority	4.00	12-1-2027	400,000	406,571
See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
King County Housing Authority	4.00%	6-1-2028	$360,000	$366,003
King County Housing Authority	4.00	12-1-2028	375,000	381,775
King County Housing Authority	4.00	12-1-2029	960,000	984,235
King County Housing Authority	4.00	12-1-2030	575,000	580,838
King County Housing Authority	4.00	12-1-2031	450,000	453,238
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,111,727
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,671,718
Snohomish County Housing Authority	5.00	4-1-2034	655,000	708,315
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,034,706
				14,294,125
Miscellaneous revenue: 0.17%
State of Washington Series B COP	5.00	7-1-2037	1,585,000	1,718,948
Resource recovery revenue: 0.27%
City of Seattle Solid Waste Revenue	4.00	6-1-2033	1,175,000	1,192,242
City of Tacoma Solid Waste Utility Revenue Series B	5.00	12-1-2029	1,525,000	1,582,518
				2,774,760
				41,925,573
West Virginia: 0.62%
Health revenue: 0.14%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	393,901
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	1,029,578
				1,423,479
Miscellaneous revenue: 0.48%
West Virginia EDA Lottery Excess Lottery Revenue Series A	5.00	7-1-2038	2,980,000	3,165,671
West Virginia Lottery Excess Lottery Revenue Series A	5.00	7-1-2029	1,755,000	1,789,338
				4,955,009
				6,378,488
Wisconsin: 3.96%
GO revenue: 0.62%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	1,495,000	1,638,126
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2033	4,190,000	4,758,959
				6,397,085
Health revenue: 2.03%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2039	14,975,000	14,716,211
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	5,000,000	5,136,444
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2039	1,000,000	1,098,011
				20,950,666
See accompanying notes to portfolio of investments
26 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Housing revenue: 1.13%
Milwaukee RDA Board of School Directors		5.00%	11-15-2029	$420,000	$438,751
Milwaukee RDA Board of School Directors		5.00	11-15-2030	635,000	662,536
PFA City of Boynton Beach		4.00	7-1-2030	2,090,000	2,184,855
PFA City of Boynton Beach		5.00	7-1-2035	3,590,000	3,838,422
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2034	1,000,000	1,150,379
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2035	1,000,000	1,146,357
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,138,846
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,128,780
					11,688,926
Miscellaneous revenue: 0.18%
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2034	1,250,000	837,939
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2035	1,600,000	1,017,875
					1,855,814
					40,892,491
Total municipal obligations (Cost $1,030,630,467)					1,020,605,340
Total investments in securities (Cost $1,030,630,467)	98.89%				1,020,605,340
Other assets and liabilities, net	1.11				11,433,095
Total net assets	100.00%				$1,032,038,435

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments
Allspring Intermediate Tax/AMT-Free Fund | 27

Portfolio of investments—March 31, 2024 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
28 | Allspring Intermediate Tax/AMT-Free Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,020,605,340	$0	$1,020,605,340
Total assets	$0	$1,020,605,340	$0	$1,020,605,340
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Intermediate Tax/AMT-Free Fund | 29